Finance costs, net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income Expense [Abstract]
Schedule of finance costs, net

For the years ended December 31,	2025	2024
Interest expense – debt and lease obligation	$4,217	$5,618
Interest income	(758)	(545)
Total finance costs, net	$3,459	$5,073